Expense Example	Aug. 28, 2025 USD ($)
Applied Finance Dividend Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,243
Applied Finance Dividend Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,835
Applied Finance Explorer Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,937
Applied Finance Explorer Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,589
Applied Finance Select Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,686
Applied Finance Select Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	$ 1,319